UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001901833 (PIF Residential Funding II Ltd)

BRAVO Residential Funding Trust 2022-RPL1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kenton T. Smith, Director, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1- Narrative

Schedule 2- Comp Sec Reports - Rating Agency Grades

Schedule 3- Comp Sec Reports - Exception Grades

Schedule 4- Comp Sec Reports - Supplemental Data

Schedule 5- Comp Sec Reports - ASF

Schedule 6- Comp Sec Reports - Supplemental HELOC

Schedule 7- Comp Sec Reports - Data Compare Summary

Schedule 8- Credit Comp Sec Reports - Rating Agency Grades

Schedule 9- Credit Comp Sec Reports - Exception Grades

Schedule 10- Credit Comp Sec Reports - Supplemental Data

Schedule 11- Credit Comp Sec Reports - ASF

Schedule 12- Credit Comp Sec Reports - Data Compare Summary

Schedule 13- Compliance Summary

Schedule 14- Exception Report

Schedule 15- Itemized Report

Schedule 16- Tigre Comp Sec Reports - Exception Standard Report

Schedule 17- Tigre Comp Sec Reports - Rating Agency Compliance

Schedule 18- Tigre Comp Sec Reports - Data Compare

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1- Narrative

Schedule 2- Compliance Only Conditions Report - Conditions Summary

Schedule 3- Compliance Only Conditions Report - Conditions Detail

Schedule 4- Compliance Only Conditions Report - Loan Grades

Schedule 5- Loan Level Tape Compare Upload

Schedule 6- ASF Upload

99.3     Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1- Executive Summary

Schedule 2- Title Summary Report - Title Lien Report

Schedule 3- Title Summary Report - DQ Tax Report

99.4     Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC

Schedule 1- Executive Summary

Schedule 2- Title Summary Report - Title Lien Report

Schedule 3- Title Summary Report - DQ Tax Report

99.5     Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1- Narrative

Schedule 2- Securitization Cumulative Report - Exception Report

Schedule 3- Securitization Cumulative Report - Rating Agency Grades

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 14, 2022

PIF Residential Funding II Ltd (Securitizer)

By:	/s/ Kenton T. Smith
	Name:	Kenton T. Smith
	Title:	Director

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1- Narrative

Schedule 2- Comp Sec Reports - Rating Agency Grades

Schedule 3- Comp Sec Reports - Exception Grades

Schedule 4- Comp Sec Reports - Supplemental Data

Schedule 5- Comp Sec Reports - ASF

Schedule 6- Comp Sec Reports - Supplemental HELOC

Schedule 7- Comp Sec Reports - Data Compare Summary

Schedule 8- Credit Comp Sec Reports - Rating Agency Grades

Schedule 9- Credit Comp Sec Reports - Exception Grades

Schedule 10- Credit Comp Sec Reports - Supplemental Data

Schedule 11- Credit Comp Sec Reports - ASF

Schedule 12- Credit Comp Sec Reports - Data Compare Summary

Schedule 13- Compliance Summary

Schedule 14- Exception Report

Schedule 15- Itemized Report

Schedule 16- Tigre Comp Sec Reports - Exception Standard Report

Schedule 17- Tigre Comp Sec Reports - Rating Agency Compliance

Schedule 18- Tigre Comp Sec Reports - Data Compare

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1- Narrative

Schedule 2- Compliance Only Conditions Report - Conditions Summary

Schedule 3- Compliance Only Conditions Report - Conditions Detail

Schedule 4- Compliance Only Conditions Report - Loan Grades

Schedule 5- Loan Level Tape Compare Upload

Schedule 6- ASF Upload

99.3     Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1- Executive Summary

Schedule 2- Title Summary Report - Title Lien Report

Schedule 3- Title Summary Report - DQ Tax Report

99.4     Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC

Schedule 1- Executive Summary

Schedule 2- Title Summary Report - Title Lien Report

Schedule 3- Title Summary Report - DQ Tax Report

99.5     Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1- Narrative

Schedule 2- Securitization Cumulative Report - Exception Report

Schedule 3- Securitization Cumulative Report - Rating Agency Grades

- 5 -